Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 14,100,909	¥ 8,328,919
Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	[1]	233,760	238,388
Foreign agency mortgage-backed securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		145,743	134,118
Japanese agency mortgage-backed securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 88,017	¥ 104,270

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.